Note 5 - Vessels, Net - Summary of Vessels (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net book value	$ 443,386,898
- Depreciation for the year	(28,612,080)	$ (26,367,517)	$ (22,835,469)
Net book value	465,913,492	443,386,898
Vessels [Member]
Costs	527,651,713	326,454,863
Accumulated depreciation	(84,264,815)	(58,828,708)
Net book value	443,386,898	267,626,155
- Depreciation for the year	(28,612,080)	(26,367,517)
- Sale of vessel	(65,765,644)	(4,950,746)
- Sale of vessel	23,343,820	931,410
- Sale of vessel	(42,421,824)	(4,019,336)
- Newbuilding vessels delivered during the year	94,440,687	202,844,914
- Vessel acquisitions and improvements	2,704,838	3,302,682
- Vessels contributed to spin-off, gross	(9,808,854)
- Vessels contributed to spin-off, accumulated depreciation	6,223,827
- Vessels contributed to spin-off	(3,585,027)
Costs	549,222,740	527,651,713	326,454,863
Accumulated depreciation	(83,309,248)	(84,264,815)	(58,828,708)
Net book value	$ 465,913,492	$ 443,386,898	$ 267,626,155